March 27, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:    Rydex Series Funds
         File Nos.: 033-59692 and 811-07584
         Proxy Materials - Preliminary Filing

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 488 under the Securities Act of 1933 is a registration statement on Form N-14 under the Act. No filing fee is required.

The registration statement is filed in connection with the reorganization of Security Cash Fund into U.S. Government Money Market Fund, a series of Rydex Series Funds. An effective date of May 8, 2009 is indicated.

Please contact Julien Bourgeois, of Dechert LLP, at 202.261.3451 if you have any questions about this filing. Thank you for your assistance.

Sincerely,

Joanna M. Haigney
Secretary
Rydex Series Funds

Enclosures

Cc:  Amy J. Lee, Security Cash Fund